UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3458

Waddell & Reed Advisors Fixed Income Funds, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Government Securities Fund
December 31, 2006
UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS	Principal Amount in Thousands	Value

Agency Obligations - 8.86%
Federal Home Loan Bank:
5.75%, 10-15-07	$3,000	$3,010,383
5.75%, 12-13-13	2,000	1,987,944
Federal Home Loan Mortgage Corporation:
5.75%, 7-20-11	3,500	3,549,070
4.75%, 5-6-13	2,000	1,932,536
5%, 12-14-18	5,054	4,934,887
Federal National Mortgage Association,
5.3%, 2-22-11	4,000	3,980,864
Tennessee Valley Authority,
5.88%, 4-1-36	250	274,878

Total Agency Obligations		19,670,562

Mortgage-Backed Obligations - 70.90%
Federal Agricultural Mortgage Corporation, Guaranteed Agricultural Mortgage-Backed Securities,
7.064%, 1-25-12	2,932	2,932,045
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates,
5.232%, 6-1-34	486	481,663
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.0%, 5-15-19	4,500	4,368,482
5.0%, 5-15-23	8,000	7,743,464
5.5%, 4-15-24 (Interest Only)	4,559	288,132
5.5%, 4-15-24 (Interest Only)	1,964	81,129
6.0%, 3-15-29	664	669,681
7.5%, 9-15-29	3,809	3,974,487
5.0%, 7-15-29 (Interest Only)	2,416	280,032
4.0%, 2-15-30	3,000	2,892,261
4.25%, 3-15-31	1,969	1,905,058
5.0%, 9-15-31 (Interest Only)	2,943	466,132
5.0%, 9-15-32	5,500	5,232,296
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.0%, 6-1-21	1,919	1,885,715
5.0%, 11-1-21	3,000	2,947,062
8.0%, 2-1-23	75	79,109
6.5%, 11-1-24	176	179,799
5.0%, 7-1-25	2,654	2,580,816
7.0%, 12-1-25	236	243,098
6.0%, 11-1-28	1,819	1,840,513
6.5%, 11-1-31	408	417,011
6.0%, 2-1-32	431	435,877
5.0%, 3-1-35	2,136	2,061,649
5.5%, 10-1-35	1,842	1,822,047
5.5%, 8-1-36	1,967	1,944,903
5.63373%, 12-1-36	3,000	3,011,432
Federal Home Loan Mortgage Corporation Non-Agency REMIC/CMO:
5.5%, 12-15-13 (Interest Only)	929	176,463
5.0%, 4-15-18	3,950	3,855,224
5.5%, 10-15-31	8,000	7,979,188
Federal National Mortgage Association Agency REMIC/CMO:
5.0%, 3-25-18	7,000	6,805,565
5.0%, 3-25-18 (Interest Only)	1,433	109,650
5.0%, 6-25-18	6,000	5,905,598
5.5%, 2-25-32	4,500	4,479,729
4.0%, 11-25-32	1,059	1,010,009
4.0%, 2-25-33	1,179	1,142,026
4.0%, 3-25-33	2,023	1,933,710
3.5%, 8-25-33	5,402	4,921,247
5.5%, 11-25-36 (Interest Only)	5,420	1,471,979
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.5%, 1-1-17	926	928,193
5.5%, 10-1-23	1,896	1,892,278
5.0%, 4-1-24	3,054	2,973,165
7.42%, 10-1-25	5,404	6,104,586
6.0%, 4-1-33	6,294	6,351,720
6.0%, 4-1-34	4,354	4,383,932
5.5%, 12-1-34	8,659	8,565,910
5.59757%, 12-1-36	3,800	3,805,938
Federal National Mortgage Association Non-Agency REMIC/CMO:
4.5%, 7-25-24	6,000	5,523,368
5.5%, 9-25-31	4,500	4,459,921
5.0%, 3-25-33	4,000	3,949,775
Government National Mortgage Association Agency REMIC/CMO:
5.0%, 1-20-32	1,950	1,921,243
5.5%, 6-20-28 (Interest Only)	5,182	392,732
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
7.0%, 8-20-27	38	38,956
9.75%, 11-15-28	2,733	2,948,500
6.5%, 5-15-29	284	291,783
Guaranteed Development Company Participation Certificates, Series 1995-20 F, Guaranteed by the United States Small Business Administration (an Independent Agency of the United States),
6.8%, 6-1-15	842	868,128
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust: 2001-3 Class G,
6.5%, 4-15-27	335	334,921
2002-3 Class G,
6.0%, 2-15-30	4,000	4,051,224
2003-1 Class D,
5.75%, 12-15-25	1,009	1,007,654
2003-1 Class E,
5.75%, 4-15-27	4,000	4,006,114
2003-2 Class D,
5.0%, 11-15-23	283	282,777
2003-2 Class E,
5.0%, 12-15-25	1,750	1,733,410

Total Mortgage-Backed Obligations		157,370,509

Treasury Obligations - 17.72%
United States Treasury Bonds:
3.75%, 5-15-08	3,000	2,954,064
6.125%, 11-15-27	8,000	9,281,872
United States Treasury Notes:
5.125%, 6-30-08	1,100	1,103,438
5.0%, 7-31-08	1,500	1,502,462
4.0%, 4-15-10	14,250	13,943,853
5.0%, 2-15-11	1,000	1,012,500
4.0%, 2-15-15	10,000	9,526,170

Total Treasury Obligations		39,324,359

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 97.48%		$216,365,430

(Cost: $216,907,251)

SHORT-TERM SECURITY - 2.52%

United States Government Agency Obligation
Federal Home Loan Bank,
4.83%, 1-2-07	5,585	$5,584,251
(Cost: $5,584,251)

TOTAL INVESTMENT SECURITIES - 100.00%		$221,949,681

(Cost: $222,491,502)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

The Investments of Waddell & Reed Advisors Limited-Term Bond Fund
December 31, 2006
CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Aircraft - 3.81%
Raytheon Company,
6.75%, 8-15-07	$5,000	$5,036,825

Broadcasting - 2.22%
Cox Communications, Inc.,
4.625%, 1-15-10	3,000	2,936,484

Business Equipment and Services - 5.34%
International Lease Finance Corporation,
5.0%, 4-15-10	3,000	2,966,925
USA Waste Services, Inc.,
7.125%, 10-1-07	4,050	4,087,626
		7,054,551
Capital Equipment - 2.26%
John Deere Capital Corporation,
4.5%, 8-22-07	3,000	2,983,278

Chemicals -- Petroleum and Inorganic - 2.22%
Monsanto Company,
4.0%, 5-15-08	3,000	2,939,052

Chemicals -- Specialty - 2.56%
Praxair, Inc.,
2.75%, 6-15-08	3,500	3,379,201

Food and Related - 2.21%
Cadbury Schweppes US Finance LLC,
3.875%, 10-1-08	3,000	2,921,640

Forest and Paper Products - 2.37%
International Paper Company,
4.25%, 1-15-09	3,200	3,131,549

Mining - 1.56%
BHP Billiton Finance (USA) Limited,
5.0%, 12-15-10	2,075	2,059,458

Petroleum -- International - 3.03%
Anadarko Petroleum Corporation,
5.375%, 3-1-07	4,000	3,997,620

Railroad - 3.07%
CSX Corporation,
6.25%, 10-15-08	4,000	4,056,124

Utilities -- Electric - 5.41%
Kansas City Power & Light Company,
6.0%, 3-15-07	2,001	2,001,854
Virginia Electric and Power Company,
5.375%, 2-1-07	5,150	5,148,975
		7,150,829
Utilities -- Telephone - 0.76%
SBC Communications Inc.,
5.58438%, 11-14-08	1,000	1,002,913

TOTAL CORPORATE DEBT SECURITIES - 36.82%		$48,649,524

(Cost: $49,091,845)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 7.48%
Federal Home Loan Mortgage Corporation:
3.625%, 9-15-08	5,000	4,884,515
5.0%, 10-18-10	5,000	5,002,010
		9,886,525
Mortgage-Backed Obligations - 31.62%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
4.0%, 12-15-12	856	826,519
4.0%, 5-15-16	3,129	3,034,033
3.5%, 12-15-16	1,180	1,127,992
5.0%, 11-15-24	1,045	1,039,379
5.5%, 5-15-34	2,225	2,230,070
5.5%, 7-15-17 (Interest Only)	1,350	14,362
5.5%, 10-15-23 (Interest Only)	7,127	359,802
5.0%, 6-15-24 (Interest Only)	4,000	317,662
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.5%, 5-1-07	185	185,121
4.5%, 5-1-10	1,272	1,256,078
4.0%, 6-1-14	3,335	3,220,740
5.0%, 9-1-17	141	139,316
4.5%, 1-1-18	1,658	1,601,970
4.5%, 2-1-18	1,681	1,623,788
4.5%, 4-1-18	1,670	1,614,029
4.5%, 3-1-19	2,882	2,780,345
Federal National Mortgage Association Agency REMIC/CMO:
5.0%, 6-25-22	3,957	3,908,579
5.0%, 6-25-28	3,990	3,957,676
5.5%, 11-25-36 (Interest Only)	10,841	2,943,958
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.5%, 2-1-17	92	92,589
5.5%, 1-1-18	907	909,424
5.0%, 3-1-18	1,588	1,564,370
5.0%, 6-1-20	2,297	2,258,030
5.106%, 10-1-35	1,439	1,427,735
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
5.5%, 10-15-17	44	44,104
5.0%, 12-15-17	403	398,771
4.0%, 9-15-18	1,783	1,686,472
3.75%, 1-20-34	1,220	1,203,812
		41,766,726
Treasury Obligations -19.66%
United States Treasury Notes:
4.75%, 11-15-08	5,000	4,993,555
4.0%, 6-15-09	4,000	3,931,092
4.0%, 3-15-10	4,000	3,916,092
5.0%, 2-15-11	4,000	4,050,000
5.0%, 8-15-11	5,000	5,069,920
4.75%, 5-15-14	4,000	4,010,312
		25,970,971

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 58.76%		$77,624,222

(Cost: $78,858,114)

SHORT-TERM SECURITIES

Aluminum - 2.91%
Alcoa Incorporated,
5.31%, 1-2-07	3,839	3,838,434

Utilities -- Telephone - 1.51%
BellSouth Corporation,
5.29%, 1-4-07	2,000	1,999,118

TOTAL SHORT-TERM SECURITIES - 4.42%		$5,837,552

(Cost: $5,837,552)

TOTAL INVESTMENT SECURITIES - 100.00%		$132,111,298

(Cost: $133,787,511)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

(A)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the total value of this security amounted to 2.21% of total investments.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Fixed Income Funds, Inc.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: March 1, 2007

By /s/Theodore W. Howard
Theodore W. Howard, Principal Financial Officer

Date: March 1, 2007